Dividend income	12 Months Ended
Dec. 31, 2018
Dividend income
Dividend income

35. Dividend income

Dividend income includes the dividends and payments on equity instruments out of profits generated by investees after the acquisition of the equity interest.

The breakdown of Dividend income is as follows:

	2016	2017	2018

Equity instruments classified as:
Financial assets held for trading	16	5	—
Of which:
NAFTRAC (Exchange-traded fund or ETF)	6	2	—
América Móvil, S.A.B, de C.V.	1	1	—
Wal-Mart de México, S.A.B. de C.V.	3	1	—
Fomento Económico Mexicano, S.A.B. de C.V.	1	—	—
Others	5	1	—

Financial assets at fair value through profit or loss	—	—	33
Of which:
NAFTRAC (Exchange-traded fund or ETF)	—	—	18
Grupo Cementos de Chihuahua, S.A.B. de C.V.	—	—	11
América Móvil, S.A.B, de C.V.	—	—	1
Grupo México, S.A.B. de C.V.	—	—	1
Wal-Mart de México, S.A.B. de C.V.	—	—	1
Others	—	—	1

Available-for-sale financial assets	78	145	—
Of which:
Controladora Prosa, S.A. de C.V.	—	62	—
Trans Unión de México, S.A.	57	83	—
Dun & Bradstreet de México, S.A. de C.V.	20	—	—
Others	1	—	—

Financial assets at fair value through other comprehensive income	—	—	177
Of which:
Controladora Prosa, S.A. de C.V.	—	—	50
Trans Unión de México, S.A.	—	—	88
Bolsa Mexicana de Valores, S.A.B. de C.V.	—	—	21
Dun & Bradstreet de México, S.A. de C.V.	—	—	17
Others	—	—	1
	94	150	210